UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(Registrant's telephone number, including area code): (414) 765-6609

Date of fiscal year end:  October 31, 2013

Date of reporting period:  October 31, 2013

Item 1. Reports to Stockholders.

ANNUAL REPORT

October 31, 2013

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-688-8775

Fort Pitt Capital Total Return Fund

Dear Fellow Shareholders,

As of October 31, 2013, the Net Asset Value (NAV) of the Fort Pitt Capital Total Return Fund was $19.39 per share.  Total return (including a $0.2243 per share dividend) for the fiscal year ended October 31, 2013 was 23.83%.  This compares with a total return of 29.29% for the unmanaged Wilshire 5000 Total Market Index and 27.18% for the S&P 500® Index for the same period.

While absolute returns for the year were good, our Fund lagged both the Wilshire 5000 Total Market Index and the S&P 500® Index.  Mid-teen levels of annualized total return for U.S. stocks since the crash of 2008 have obviously imparted a much brighter hue to financial markets, this while the broader economy continues to struggle.  Our inclination to worry more about the return of our money than the return on it has tempered our results relative to the popular indices.  A five-year bull market and nearly $4 trillion worth of Federal Reserve “accommodation” in the form of Quantitative Easing (QE) have produced new all time-highs and fresh signs of exuberance in the stock market.  The return of “Mom and Pop” investors and a batch of billion-dollar initial public offerings (IPOs) were front-page news as we went to press.

While not wildly overvalued, stocks have had a good run.  Presumably our cash holdings and emphasis on more established, “Steady Eddie” type companies relative to the broad indices will serve us better when share prices (and market sentiment) turn bearish again, as they inevitably will.  In the meantime, we continue to search for more “cyclical” businesses that will benefit when corporate capital spending and the real economy (not just share prices) revive as well.

Annualized total return for the three years ended October 31, 2013 was 15.11%, compared to 16.71% for the Wilshire 5000 Total Market Index and 16.56% for the S&P 500® Index.  Over the five year period ended October 31, 2013, the Fund’s annualized total return was 14.53%, while the Wilshire 5000 Total Market Index’s annualized return was 16.14% and the S&P 500® Index’s annualized return was 15.17%.  Over the ten year period ended October 31, 2013, the Fund’s annualized total return was 7.14%, while the Wilshire 5000 Total Market Index’s annualized return was 8.21% and the S&P 500® Index’s annualized return was 7.46%.  Since inception on December 31, 2001, the Fund has produced a total return of 7.66% annualized (139.54% cumulative), compared to 6.74% annualized (116.37% cumulative) for the Wilshire 5000 Total Market Index and 5.75% annualized (93.83% cumulative) for the S&P 500® Index.  The total annual gross operating expense ratio for the Fund is 1.55%.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-688-8775.  The Fund imposes a 2.00% redemption fee on shares held for one hundred and eighty days or less.  Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be reduced.  Performance figures reflect fee waivers in effect.  In the absence of waivers, total returns would be lower.

As for performance by sector for the fiscal year, good returns from our industrial names such as Boeing, Rockwell Automation, Honeywell and Parker-Hannifin were partly offset by lagging results from telecom and cable.  Technology names like SanDisk and CA Technologies also helped.  In a down year for bonds and less-risky assets in general, our holdings in the iBoxx corporate bond ETF and a substantial cash position held us back.  Sales during the year were limited to a few cable, drug and telecom names, along with some year-end cleanup for tax

Fort Pitt Capital Total Return Fund

purposes.  Proceeds generally went toward boosting our holdings in energy and technology names such as Texas Instruments, Kinder-Morgan and Netscout Systems.  Cash remained above our long-term average at fiscal year-end, at just over 13% of the portfolio.

Last year at this time we commented on the pervasive worry about going over the “fiscal cliff.”  We’ve since gone over the cliff (a tax increase and spending sequester were enacted in January) and, as we surmised, the result was not all bad.  The annual Federal deficit has shrunk by 40%, and fear mongering about a collapse in the economy due to fiscal drag was way overdone.  Economic growth remains sluggish, but positive.

We also said the fiscal cliff provided a potential catalyst for corporate managements to increase capital spending, thereby boosting economic growth.  Executives would emerge from their bunkers and start spending, we said, when they were confident Federal debt wasn’t spiraling out of control.  Sadly, this half of our thesis hasn’t materialized.  For whatever reason (we have a few ideas as to why), capital spending has remained at record lows relative to the size of the economy.  Perhaps a still-deleveraging consumer is simply unable to provide the sales growth necessary to justify new capital projects?  Maybe computer systems, automation and robotics have advanced to the point where a dollar of capital goes a lot further in boosting capacity than it did 10 or 20 years ago? Maybe the introduction of cheap foreign manufacturing capacity has permanently reduced the need for capital projects in the U.S.? Whatever the cause, there is still no revival of real investment spending in the U.S., Ben Bernanke’s very busy printing press notwithstanding.

When it arrives, more vigorous capital spending should bring with it faster economic growth.  Progress on the deficit and a reduction in the growth of Federal debt are good first steps.  If they’re sustained, and central bankers can begin to remove the QE “training wheels” so people can see the economy functioning on its own, we may finally have a real recovery on our hands.

Sincerely,

Charlie Smith
Portfolio Manager

Mutual fund investing involves risk; Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Small and medium capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

The opinions expressed are those of Charles A. Smith through the end of the period for this report, are subject to change, and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Wilshire 5000 Total Market Index is a capitalization weighted index of all U.S. headquartered companies which provides the broadest measure of U.S. stock market performance.  It is not possible to invest directly in an index.

This information is intended for the shareholders of the Fund and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings please refer to the Schedule of Investment section of this report.

The Fort Pitt Capital Total Return Fund is distributed by Quasar Distributors, LLC.

Fort Pitt Capital Total Return Fund

Growth of a Hypothetical $10,000 Investment at October 31, 2013
vs.
Wilshire 5000 Total Market Index & S&P 500® Index

	Average Annual Total Return1
				Since
	One Year	Five Year	Ten Year	Inception
Fort Pitt Capital Total Return Fund	23.83%	14.53%	7.14%	7.66%
Wilshire 5000 Total Market Index	29.29%	16.14%	8.21%	6.74%
S&P 500® Index	27.18%	15.17%	7.46%	5.75%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-688-8775.  The Fund imposes a 2.00% redemption fee on shares held for 180 days or less.

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Indices do not incur expenses and are not available for investment.  If it did, total returns would be reduced.

1	Average Annual Total Return represents the average change in account value over the periods indicated.

The Wilshire 5000 Total Market Index is a capitalization weighted index of all U.S. headquartered companies which provides the broadest measure of U.S. stock market performance.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Fort Pitt Capital Total Return Fund

ALLOCATION OF PORTFOLIO INVESTMENTS
at October 31, 2013 (Unaudited)

Percentages represent market value as a percentage of total investments.

EXPENSE EXAMPLE
at October 31, 2013 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/13 – 10/31/13).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses, with actual net expenses being limited to 1.24% per the operating expenses limitation agreement.  Although the Fund charges no sales loads, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fort Pitt Capital Total Return Fund

EXPENSE EXAMPLE (Continued)
at October 31, 2013

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	5/1/13	10/31/13	5/1/13 – 10/31/13
Actual	$1,000.00	$1,091.20	$6.54
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.95	$6.31

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
at October 31, 2013

COMMON STOCKS – 82.03%	Shares	Value

Apparel Manufacturing – 3.00%
VF Corp.	6,800	$1,462,000

Broadcasting (except Internet) – 1.96%
Comcast Corp. – Class A	20,150	958,737

Chemical Manufacturing – 4.91%
Allergan, Inc.	15,700	1,422,577
Pfizer, Inc.	23,964	735,216
Zoetis, Inc.	7,553	239,128
		2,396,921

Computer and Electronic Product Manufacturing – 7.06%
SanDisk Corp.	28,350	1,970,325
Texas Instruments, Inc.	35,100	1,477,008
		3,447,333

Credit Intermediation and Related Activities – 5.09%
Bank of New York Mellon Corp.	16,300	518,340
F.N.B. Corp.	33,700	421,587
PNC Financial Services Group, Inc.	21,000	1,544,130
		2,484,057

Fabricated Metal Product Manufacturing – 2.39%
Parker Hannifin Corp.	10,000	1,167,200

Insurance Carriers and Related Activities – 7.12%
Arthur J. Gallagher & Co.	33,300	1,580,085
Erie Indemnity Co. – Class A	6,800	488,376
Loews Corp.	29,100	1,405,821
		3,474,282

Machinery Manufacturing – 2.42%
General Electric Co.	25,700	671,798
Joy Global, Inc.	9,000	510,750
		1,182,548

Miscellaneous Manufacturing – 6.82%
Medtronic, Inc.	27,100	1,555,540
Rockwell Automation, Inc.	16,050	1,772,080
		3,327,620

Paper Manufacturing – 3.20%
Kimberly-Clark Corp.	14,450	1,560,600

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2013

COMMON STOCKS – 82.03% (Continued)	Shares	Value

Petroleum and Coal Products Manufacturing – 3.14%
BP PLC – ADR	33,000	$1,534,500

Primary Metal Manufacturing – 1.08%
Matthews International Corp. – Class A	13,000	527,800

Professional, Scientific, and Technical Services – 4.30%
Amgen, Inc.	8,150	945,400
NetScout Systems, Inc.*	40,700	1,152,624
		2,098,024

Publishing Industries (except Internet) – 6.29%
CA, Inc.	49,100	1,559,416
Microsoft Corp.	42,800	1,512,980
		3,072,396

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 1.86%
The Charles Schwab Corp.	40,000	906,000

Telecommunications – 8.00%
AT&T, Inc.	55,000	1,991,000
Verizon Communications, Inc.	32,600	1,646,626
Windstream Corp.	31,339	267,948
		3,905,574

Transportation Equipment Manufacturing – 8.46%
The Boeing Co.	16,650	2,172,825
Honeywell International, Inc.	22,550	1,955,762
		4,128,587

Utilities – 4.93%
FirstEnergy Corp.	26,200	992,194
Kinder Morgan, Inc.	40,000	1,412,400
		2,404,594
TOTAL COMMON STOCKS
(Cost $24,727,267)		40,038,773

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2013

EXCHANGE-TRADED FUNDS – 4.38%	Shares	Value
iShares iBoxx $ Investment Grade Corporate Bond Fund	12,350	$1,422,720
iShares MSCI Japan Index Fund	60,000	714,000
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,994,006)		2,136,720

SHORT-TERM INVESTMENTS – 13.66%

Money Market Funds – 6.49%
Goldman Sachs Financial Square Funds –
Prime Obligations Fund – Institutional Class, 0.01%†	767,926	767,926
Invesco STIC – Liquid Assets Portfolio –
Institutional Class, 0.07%†	2,400,000	2,400,000
		3,167,926

	Principal
	Amount
U.S. Treasury Bills – 7.17%
U.S. Treasury Bill, 0.06%, due 6/26/14+	$3,500,000	3,498,530
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,666,800)		6,666,456
Total Investments
(Cost $33,388,073) – 100.07%		48,841,949
Liabilities in Excess of Other Assets – (0.07)%		(35,669)
NET ASSETS – 100.00%		$48,806,280

*	Non-income producing security.
†	Rate shown is the 7-day annualized yield at October 31, 2013.
+	Rate shown is the discount rate at October 31, 2013.
ADR – American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF ASSETS AND LIABILITIES
at October 31, 2013

ASSETS
Investments, at market value (cost $33,388,073)	$48,841,949
Receivable for Fund shares sold	16,362
Dividends and interest receivable	87,644
Prepaid expenses	13,412
Total assets	48,959,367

LIABILITIES
Due to advisor	31,471
Securities purchased	64,968
Administration and fund accounting fees	10,798
Audit fees	18,000
Transfer agent fees and expenses	11,138
Pricing fees	379
Legal fees	2,744
Custody fees	2,337
Shareholder reporting fees	7,281
Chief Compliance Officer fee	1,500
Accrued expenses	2,471
Total liabilities	153,087

NET ASSETS	$48,806,280

COMPONENTS OF NET ASSETS
Paid-in capital	$32,154,731
Undistributed net investment income	384,025
Accumulated undistributed net realized gain on investments	813,648
Net unrealized appreciation on investments	15,453,876
Total net assets	$48,806,280
Shares outstanding
(unlimited number of shares authorized, par value $0.01)	2,516,532
Net Asset Value, Redemption Price and Offering Price Per Share+	$19.39

+	A charge of 2% is charged on the redemption proceeds of shares held for 180 days or less.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF OPERATIONS
For the year ended October 31, 2013

INVESTMENT INCOME
Income
Dividends	$1,040,120
Interest	3,351
Total investment income	1,043,471

Expenses
Advisory fees (Note 4)	437,392
Administration and fund accounting fees (Note 4)	65,662
Transfer agent fees and expenses (Note 4)	56,827
Registration fees	18,720
Audit fees	18,000
Legal fees	11,048
Chief Compliance Officer fees (Note 4)	9,000
Custody fees (Note 4)	8,968
Other	8,916
Shareholder reporting	8,088
Trustee fees	5,736
Pricing fees	2,448
Total expenses before fee waiver	650,805
Less: fee waiver from Advisor (Note 4)	(108,439)
Net expenses	542,366
Net investment income	501,105

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	815,633
Capital gain distributions from regulated investment companies	78
Change in unrealized appreciation on investments	8,078,961
Net realized and unrealized gain on investments	8,894,672
Net increase in net assets resulting from operations	$9,395,777

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2013	October 31, 2012
OPERATIONS
Net investment income	$501,105	$521,468
Net realized gain on investments	815,633	599,371
Capital gain distributions from regulated
investment companies	78	—
Change in unrealized appreciation on investments	8,078,961	2,240,236
Net increase in net assets resulting from operations	9,395,777	3,361,075

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(558,719)	(420,337)
Total distributions	(558,719)	(420,337)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,807,579	3,647,534
Proceeds from shares issued in reinvestment of dividends	556,761	419,309
Cost of shares redeemed*	(3,227,441)	(2,968,115)
Net increase in net assets resulting
from capital share transactions	136,899	1,098,728

Total increase in net assets	8,973,957	4,039,466

NET ASSETS
Beginning of year	39,832,323	35,792,857

End of year	$48,806,280	$39,832,323

Undistributed net investment income	$384,025	$441,639

CHANGES IN SHARES OUTSTANDING
Shares sold	162,058	239,054
Shares issued in reinvestment of dividends	35,172	29,404
Shares redeemed	(188,267)	(193,107)
Net increase in Fund shares outstanding	8,963	75,351
Shares outstanding, beginning of year	2,507,569	2,432,218
Shares outstanding, end of year	2,516,532	2,507,569

*Net of redemption fees of $572 and $2,687, respectively.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the year

	For the Year Ended October 31,
	2013	2012	2011	2010	2009

Net asset value,
beginning of year	$15.88	$14.72	$13.18	$11.38	$10.48
Income from
investment operations:
Net investment income	0.20	0.21	0.16	0.13	0.16
Net realized and unrealized
gain on investments	3.53	1.12	1.52	1.82	0.88
Total from
investment operations	3.73	1.33	1.68	1.95	1.04
Less dividends:
Dividends from
net investment income	(0.22)	(0.17)	(0.14)	(0.15)	(0.14)
Total dividends	(0.22)	(0.17)	(0.14)	(0.15)	(0.14)
Redemption fees	0.00#	0.00#	0.00#	0.00#	0.00#
Net asset value, end of year	$19.39	$15.88	$14.72	$13.18	$11.38
Total return1	23.83%	9.18%	12.80%	17.27%	10.21%
Supplemental data and ratios:
Net assets, end of year	$48,806,280	$39,832,323	$35,792,857	$33,211,583	$30,319,941
Ratio of net expenses
to average net assets:
Before expense
reimbursement
and waivers	1.49%	1.53%	1.96%	2.20%	2.22%
After expense
reimbursement
and waivers	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income
to average net assets:
Before expense
reimbursement
and waivers	0.90%	1.07%	0.41%	0.09%	0.56%
After expense
reimbursement
and waivers	1.15%	1.36%	1.13%	1.05%	1.54%
Portfolio turnover rate	15%	4%	5%	7%	8%

#	Amount is less than $0.01 per share.
1	Total return reflects reinvested dividends but does not reflect the impact of taxes.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS
at October 31, 2013

NOTE 1 – ORGANIZATION

The Fort Pitt Capital Total Return Fund (the “Fund”) is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Fund began operations on December 31, 2001.

The investment goal of the Fund is to seek to realize a combination of long-term capital appreciation and income that will produce maximum total return.  The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010-2012, or expected to be taken in the Fund’s 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified with the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

F.	Redemption Fee: The Fund charges a 2.00% redemption fee to shareholders who redeem shares held 180 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

During the year ended October 31, 2013, the Fund retained $572 in redemption fees.

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of October 31, 2013, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities: The Fund’s investments are carried at fair value.  Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities is not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$6,864,339	$—	$—	$6,864,339
Information	7,936,707	—	—	7,936,707
Manufacturing	20,735,109	—	—	20,735,109
Professional, Scientific,
and Technical Services	2,098,024	—	—	2,098,024
Utilities	2,404,594	—	—	2,404,594
Total Common Stocks	40,038,773	—	—	40,038,773
Exchange-Traded Funds	2,136,720	—	—	2,136,720
Short-Term Investments
Money Market Funds	3,167,926	—	—	3,167,926
U.S. Treasury Bills	—	3,498,530	—	3,498,530
Total Short-Term Investments	3,167,926	3,498,530	—	6,666,456
Total Investments	$45,343,419	$3,498,530	$—	$48,841,949

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at October 31, 2013, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the year ended October 31, 2013.

New Accounting Pronouncement: In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.  This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Fund is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the year ended October 31, 2013, Fort Pitt Capital Group, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the year ended October 31, 2013, the Fund incurred $437,392 in advisory fees.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.24% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended October 31, 2013, the Advisor reduced its fees in the amount of $108,439; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $471,605 at October 31, 2013.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2014	$252,215
2015	110,951
2016	108,439
$471,605

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

For the year ended October 31, 2013, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Administration and Fund Accounting	$65,662
Transfer Agency (a)	20,244
Chief Compliance Officer	9,000
Custody	8,968

(a)	Does not include out-of-pocket expenses

At October 31, 2013, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and Fund Accounting	$10,798
Transfer Agency (a)	3,396
Chief Compliance Officer	1,500
Custody	2,337

(a)	Does not include out-of-pocket expenses

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2013, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $5,572,945 and $6,963,203, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended October 31, 2013 and the year ended October 31, 2012 was as follows:

	October 31, 2013	October 31, 2012
Ordinary income	$558,719	$420,337

As of October 31, 2013, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$33,388,085
Gross tax unrealized appreciation	15,662,648
Gross tax unrealized depreciation	(208,784)
Net tax unrealized appreciation	15,453,864
Undistributed ordinary income	384,025
Undistributed long-term capital gain	813,660
Total distributable earnings	1,197,685
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$16,651,549

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales adjustments.

The Fund utilized capital loss carryforwards in the amount of $2,051 during the year ended October 31, 2013.

NOTICE TO SHAREHOLDERS at October 31, 2013 (Unaudited)

For the year ended October 31, 2013, the Fort Pitt Capital Total Return Fund designated $558,719 as ordinary income for purposes of the dividends paid deduction.

For the year ended October 31, 2013, certain dividends paid by the Fort Pitt Capital Total Return Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from net investment income designated as qualified dividend income was 100.00%.

For corporate shareholders in the Fort Pitt Capital Total Return Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2013 was 100.00%.

Fort Pitt Capital Total Return Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of
Fort Pitt Capital Total Return Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fort Pitt Capital Total Return Fund, a series of shares of Advisor Series Trust (the “Trust”), as of October 31, 2013 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Trust’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fort Pitt Capital Total Return Fund as of October 31, 2013 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2013

Fort Pitt Capital Total Return Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

The overall management of the Trust’s business and affairs is invested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent, each as defined below.  The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objective, strategies and policies and to the general supervision of the Board.  The Trustees and officers of the Trust, their ages and positions with the Trust, terms of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.

Independent Trustees1

Number of
				Portfolios	Other
				in Fund	Directorships
		Term of Office		Complex	Held
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	During Past
and Age	with the Trust	Time Served	During Past Five Years	Trustee2	Five Years

Donald E. O’Connor	Trustee	Indefinite	Retired; former Financial	1	Trustee,
(age 77)		term	Consultant and former		Advisors
615 E. Michigan Street		since	Executive Vice President and		Series
Milwaukee, WI 53202		February	Chief Operating Officer of ICI		Trust (for
		1997.	Mutual Insurance Company		series not
			(until January 1997).		affiliated
with the
Fund);
Trustee, The
Forward
Funds (31
portfolios).

George J. Rebhan	Trustee	Indefinite	Retired; formerly President,	1	Trustee,
(age 79)		term	Hotchkis and Wiley Funds		Advisors
615 E. Michigan Street		since	(mutual funds) (1985 to 1993).		Series
Milwaukee, WI 53202		May			Trust (for
		2002.			series not
affiliated
with the
Fund);
Independent
Trustee
from 1999
to 2009,
E*TRADE
Funds.

George T. Wofford	Trustee	Indefinite	Retired; formerly Senior Vice	1	Trustee,
(age 74)		term	President, Federal Home		Advisors
615 E. Michigan Street		since	Loan Bank of San Francisco.		Series
Milwaukee, WI 53202		February			Trust (for
		1997.			series not
affiliated
with the
Fund).

Fort Pitt Capital Total Return Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)
(Continued)

Number of
				Portfolios	Other
				in Fund	Directorships
		Term of Office		Complex	Held
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	During Past
and Age	with the Trust	Time Served	During Past Five Years	Trustee2	Five Years

Interested Trustee

Joe D. Redwine3	Interested	Indefinite	President, CEO, U.S. Bancorp	1	Trustee,
(age 66)	Trustee	term	Fund Services, LLC		Advisors
615 E. Michigan Street		since	(May 1991 to present).		Series
Milwaukee, WI 53202		September			Trust (for
		2008.			series not
affiliated
with the
Fund).

Officers

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Joe D. Redwine	Chairman	Indefinite	President, CEO, U.S. Bancorp Fund Services, LLC
(age 66)	and Chief	term	(May 1991 to present).
615 E. Michigan Street	Executive	since
Milwaukee, WI 53202	Officer	September
2007.

Douglas G. Hess	President	Indefinite	Senior Vice President, Compliance and Administration,
(age 46)	and	term	U.S. Bancorp Fund Services, LLC (March 1997 to present).
615 E. Michigan Street	Principal	since
Milwaukee, WI 53202	Executive	June
	Officer	2003.

Cheryl L. King	Treasurer	Indefinite	Vice President, Compliance and Administration,
(age 52)	and	term	U.S. Bancorp Fund Services, LLC (October 1998 to
615 E. Michigan Street	Principal	since	present).
Milwaukee, WI 53202	Financial	December
	Officer	2007.

Kevin J. Hayden	Assistant	Indefinite	Assistant Vice President, Compliance and Administration,
(age 42)	Treasurer	term	U.S. Bancorp Fund Services, LLC (June 2005 to present).
615 E. Michigan Street		since
Milwaukee, WI 53202		September
2013.

Fort Pitt Capital Total Return Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)
(Continued)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Albert Sosa	Assistant	Indefinite	Officer, Compliance and Administration, U.S. Bancorp
(age 43)	Treasurer	term	Fund Services, LLC (June 2004 to present).
615 E. Michigan Street		since
Milwaukee, WI 53202		September
2013.

Michael L. Ceccato	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
(age 56)	President,	term	(February 2008 to present); General Counsel/Controller,
615 E. Michigan Street	Chief	since	Steinhafels, Inc. (September 1995 to February 2008).
Milwaukee, WI 53202	Compliance	September
	Officer and	2009.
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite	Senior Vice President and Counsel, U.S. Bancorp Fund
(age 48)		term	Services, LLC (May 2006 to present).
615 E. Michigan Street		since
Milwaukee, WI 53202		June
2007.

1	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
2
As of October 31, 2013, the Trust is comprised of 41 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

3
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-866-688-8775.

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-688-8775 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Fort Pitt Capital Total Return Fund

PRIVACY POLICY

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-688-8775

INVESTMENT ADVISOR
Fort Pitt Capital Group, Inc.
680 Andersen Drive
Foster Plaza Ten
Pittsburgh, Pennsylvania 15220

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-866-688-8775

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

LEGAL COUNSEL
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775.  Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2013 is available by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q.  The Fund’s Forms N-Q are available without charge, upon request, by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov; the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the business experience and financial literacy provided by each member of the audit committee collectively offers the registrant adequate oversight given the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2013	FYE 10/31/2012
Audit Fees	$14,900	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,100	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2013	FYE 10/31/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2013	FYE 10/31/2012
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*                    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  1/3/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  1/3/14

By (Signature and Title)*                    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  1/3/14

* Print the name and title of each signing officer under his or her signature.